Securitisations and Covered Bonds	6 Months Ended
Jun. 30, 2022
Disclosure Of Securitisations And Covered Bonds [Abstract]
Securitisations and Covered Bonds
11. SECURITISATIONS AND COVERED BONDS
The information in this Note relates to securitisations and covered bonds for consolidated structured entities, used to obtain funding or collateral. It excludes structured entities relating to credit protection transactions.
The gross assets securitised, or for the covered bond programme assigned at 30 June 2022 and 31 December 2021 were:

	30 June 2022	31 December 2021
	£m	£m
Mortgage-backed master trust structures:
–Holmes	2,010	2,294
–Fosse	1,910	2,154
	3,920	4,448
Other asset-backed securitisation structures:
–Motor	18	38
	18	38
Total securitisation programmes	3,938	4,486
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	20,245	15,713
Total securitisation and covered bond programmes	24,183	20,199

The following table sets out the internal and external issuances and redemptions in H122 and H121 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H122	H121	H122	H121	H122	H121	H122	H121
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	—	—	—	—	—	0.3
–Langton	—	—	—	—	—	2.4	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	0.1	—	—
–Auto ABS UK Loans	—	—	—	—	—	0.1	—	0.1
Covered bond programme	—	—	—	—	—	—	—	4.5
	—	—	—	—	—	2.6	—	4.9
In H121, all the remaining Langton bonds were redeemed and all the remaining associated mortgages were repurchased by Santander UK plc. There was no gain or loss on redemption.
Auto ABS UK Loans was held in PSA Finance UK Limited (PSA), which was a subsidiary of the Santander UK group. On 30 July 2021, the Santander UK group through Santander Consumer (UK) plc sold its entire 50% shareholding in PSA to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA, the auto finance arm of Group PSA Peugeot Citroën.